LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Summary of operating leases
	December 31,	December 31,
	2022	2021
Right-of-use assets under operating leases	$13,107	$47,617

Operating lease liabilities, current	10,887	47,617
Total operating lease liabilities	$10,887	$47,617

Summary of maturities of operating lease liabilities
As of
December 31,
Twelve months ending December 31,	2022
2023	$10,909
Total Future minimum lease payments	10,909
Less: Imputed interest	(22)
Total	$10,887